Document and Entity Information	Feb. 28, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000711772
Document Type	8-K
Document Period End Date	Feb. 28, 2024
Entity Registrant Name	CAMBRIDGE BANCORP
Entity Incorporation State Country Code	MA
Entity File Number	001-38184
Entity Tax Identification Number	04-2777442
Entity Address, Address Line One	1336 Massachusetts Avenue
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	(617)
Local Phone Number	876-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock
Trading Symbol	CATC
Security Exchange Name	NASDAQ